Expense Example {- Fidelity Managed Retirement 2030 Fund} - 07.31 Fidelity Managed Retirement Funds K Combo PRO-03 - Fidelity Managed Retirement 2030 Fund - Class K	Sep. 29, 2020 USD ($)
Expense Example:
1 year	$ 39
3 years	122
5 years	213
10 years	$ 477